Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,242,400
Previously Paid Amount	0.00
Total Fee Amount	2,381.18
Total Offset Amount	0.00
Net Fee	2,381.18
Narrative - Max Aggregate Offering Price	$ 17,242,400
Final Prospectus	true